Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632 and 333-105659

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

SCHRODER SERIES TRUST

Schroder Emerging Markets Small Cap Fund

Schroder Long Duration Investment-Grade Bond Fund

Schroder Short Duration Bond Fund

Schroder Total Return Fixed Income Fund

Supplement dated February 10, 2017 to

the Prospectus dated March 1, 2016, as supplemented (the “Prospectus”)

This supplement provides new and additional information regarding the funds listed above (the “Funds”).

At a meeting held on February 2, 2017, shareholders of the Funds approved (i) the election of Jon C. Hunt, Thomas P. Lemke, Randall S. Yanker, and William M. Doran (together, the “Initial New Trustees”) as Trustees of Schroder Global Series Trust and Schroder Series Trust (together, the “Trusts”), and (ii) amended and restated management contracts between Schroder Investment Management North America Inc. (“SIMNA”) and each of Schroder Emerging Markets Small Cap Fund, Schroder Long Duration Investment-Grade Bond Fund and Schroder Short Duration Bond Fund in order to remove provisions in the management contracts requiring SIMNA to provide certain administrative oversight and other services to those Funds.  At a meeting held on February 10, 2017, the Initial New Trustees, upon the recommendation of the Governance Committee of the Trusts, appointed Jay Nadel (together with the Initial New Trustees, the “New Trustees”) as a Trustee of the Trusts.  Also on February 10, 2017, the New Trustees began their service and took certain steps to enable the Funds to transition to the SEI Advisors’ Inner Circle mutual fund platform as of the close of business on February 10, 2017.

Accordingly, the Prospectus is hereby updated as follows:

•                  the reference to 875 Third Avenue, New York, New York 10022  as the Trusts’ address is replaced with One Freedom Valley Drive, Oaks, Pennsylvania 19456.

•                  all references to Schroder Funds Advisors LLC as the Administrator for Schroder North American Equity Fund are replaced with references to SEI Investments Global Funds Services; and

•                  all references to SEI Investments Global Funds Services as the Sub-Administrator for Schroder North American Equity Fund are removed.

Please retain this supplement for future reference.

PRO-SUP-02-2017

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632 and 333-105659

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

SCHRODER SERIES TRUST

Schroder Emerging Markets Small Cap Fund

Schroder Long Duration Investment-Grade Bond Fund

Schroder Short Duration Bond Fund

Schroder Total Return Fixed Income Fund

Supplement dated February 10, 2017 to

the Statement of Additional Information dated March 1, 2016, as supplemented (the “SAI”)

This supplement provides new and additional information regarding the funds listed above (the “Funds”).

At a meeting held on February 2, 2017, shareholders of the Funds approved (i) the election of Jon C. Hunt, Thomas P. Lemke, Randall S. Yanker, and William M. Doran (together, the “Initial New Trustees”) as Trustees of Schroder Global Series Trust and Schroder Series Trust (together, the “Trusts”), and (ii) amended and restated management contracts between Schroder Investment Management North America Inc. (“SIMNA”) and each of Schroder Emerging Markets Small Cap Fund, Schroder Long Duration Investment-Grade Bond Fund and Schroder Short Duration Bond Fund in order to remove provisions in the management contracts requiring SIMNA to provide certain administrative oversight and other services to those Funds.  At a meeting held on February 10, 2017, the Initial New Trustees, upon the recommendation of the Governance Committee of the Trusts, appointed Jay Nadel (together with the Initial New Trustees, the “New Trustees”) as a Trustee of the Trusts.  Also on February 10, 2017, the New Trustees began their service and took certain steps to enable the Funds to transition to the SEI Advisors’ Inner Circle mutual fund platform as of the close of business on February 10, 2017.

Accordingly, the SAI is hereby updated as follows:

•                  all references to Schroder Funds Advisors LLC as the Administrator for Schroder North American Equity Fund are replaced with references to SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456;

•                  all references to SEI Investments Global Funds Services as the Sub-Administrator for Schroder North American Equity Fund are removed;

•                  disclosure regarding the Trusts’ interested and independent trustees is replaced with the information set forth in Exhibit A to this supplement;

•                  disclosure regarding the Trusts’ officers is replaced with the information set forth in Exhibit B to this supplement; and

•                  disclosure regarding the Committees of the Board of Trustees and the Compensation of the Board of Trustees is replaced with the information set forth in Exhibit C to this supplement.

Please retain this supplement for future reference.

SAI-SUP-02-2017

Exhibit A

Interested Trustee:

Name and Year of Birth	Position(s) Held with Trusts	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen or to be Overseen by Nominee Trustee	Other Directorships Held by Nominee Trustee
William M. Doran(2), (3) (Born: 1940)	Trustee	Since 2017	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to each trust on the SEI Platform, SEI Investments, SEI Investments Management Corporation, SEI Investments Global Funds Services and SEI Investments Distribution Co.	5

Current Directorships: Chairman of the Board of Trustees of the SEI Trust. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited and SEI Investments Co. Director of SEI Investments Distribution Co. since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.

(1)         Each trustee shall serve until he or she retires, resigns, is removed or dies or until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor.

(2)         Mr. Doran may be deemed to be an “interested person” of the Trusts, as defined in Section 2(a)(19) of the 1940 Act, by virtue of his affiliation with SEI Investments Distribution Co. and its affiliates.

(3)         As of February 10, 2017, Mr. Doran did not own any shares of the Funds.

Independent Trustees:

Name and Date of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen or to be Overseen by Nominee Trustee	Other Directorships Held by Nominee Trustee
Jon C. Hunt (Born: 1951)(2)	Trustee	Since 2017	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.	5

Current Directorships: Trustee of the SEI Trust, City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Member of Independent Committee of Nuveen Commodities Asset Management.

Former Directorship: O’Connor EQUUS (closed-end investment company),

Thomas P. Lemke (Born: 1954)(2)	Trustee	Since 2017	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.	5

Current Directorships:
Trustee of the SEI Trust, AXA Premier VIP Trust, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Director of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Randall S. Yanker (Born: 1960)(2)	Trustee	Since 2017	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.	5

Current Directorships: Trustee of the SEI Trust, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Jay C. Nadel(2)	Trustee	Since 2017	Self-Employed Consultant since 2004.	5

Current Directorships:  Trustee of the SEI Trust, City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Trust (closed-end investment company) and Gallery Trust. Director of Lapolla Industries, Inc.

Former Directorship: Trustee of Rochdale Investment Trust to 2013.

(1)         Each trustee shall serve until he or she retires, resigns, is removed or dies or until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor.

(2)         As of February 10, 2017, none of the Independent Trustees owned shares of the Funds.

Exhibit B

The following table sets forth the names, year of birth, position with the Trusts, and the principal occupations for the last five years of each of those persons.  Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Certain officers of the Trusts also serve as officers of one or more mutual funds for which SEI or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position With Trusts	Principal Occupations In Past 5 Years
Michael Beattie (Born: 1965)	President	President, SEI Trust, since 2014. Director of Client Service, SEI Investments Company, since 2004.
Robert Nesher (Born: 1946)	Vice Chairman

Vice Chairman, SEI Trust, since 2014. SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013.

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer

Treasurer, Controller and Chief Financial Officer, SEI Trust, since 2015. Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

Dianne M Descoteaux (Born: 1977)	Vice President and Secretary	Vice President and Secretary, SEI Trust, since 2014. Counsel at SEI Investments since 2010.
Russell Emery (Born: 1962)	Chief Compliance Officer

Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, the SEI Trust, Bishop Street Funds, The KP Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Lisa Whittaker (Born: 1978)	Vice President and Assistant Secretary

Vice President and Assistant Secretary, SEI Trust (2014-present). Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company, N.A. (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).

John Y. Kim (Born: 1981)	Vice President and Assistant Secretary	Vice President and Assistant Secretary, SEI Trust (2014-present). Attorney, SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014).
Bridget E. Sudall (Born: 1980)	Privacy Officer and Anti-Money Laundering Officer

Privacy Officer, SEI Trust (2015-present). Anti-Money Laundering Officer, SEI Trust (2015-present). Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners (2011-2015). Investor Services Team Lead, Morgan Stanley Alternative Investment Partners (2007-2011).

Exhibit C

Committees of the Board of Trustees

Audit Committee

The Board of Trustees of each Trust has a separately-designated standing Audit Committee (the “Audit Committee”). The Audit Committee is composed of each of the independent Trustees.  The Audit Committee operates under a written charter approved by the Board of the Trust.  The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trusts’ senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trusts’ internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters.  Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee.  Mr. Nadel currently serves as the Chairman of the Audit Committee.  For the fiscal year ended October 31, 2016, the Audit Committee did not meet but the audit committee of the previous board of trustees of Schroder Series Trust and the Board of Schroder Global Series Trust each held four meetings.

Governance Committee

The Board of Trustees of each Trust has a Governance Committee.   The Governance Committee is composed of each of the independent Trustees of the Trusts.  The Governance Committee operates under a written charter approved by the Board of the Trusts.  The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of “interested” Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the Trusts’ office.  Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee.  Mr. Lemke currently serves as the Chairman of the Governance Committee.  For the fiscal year ended October 31, 2016, the Governance Committee did not meet but the nominating committee of the previous board of trustees of Schroder Series Trust and the Board of Schroder Global Series Trust each held one meeting.

Fair Value Pricing Committee

The Board of Trustees of each Trust has established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust’s service providers, as appointed by the Board of the Trust. The Fair Value Pricing Committee operates under procedures approved by the Board of the Trust. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board of the Trust.

Trustees’ Compensation

The Trustees are expected to receive an annual retainer of $14,575 for their services as trustees of the Funds.  All of the trustee fees would be allocated equally among Schroder Series Trust and Schroder Global Series Trust based on their respective assets.  If a meeting relates only to a single fund or group of funds, payments of such meeting fees are allocated only among those funds to which the meeting relates.